Schedule of investments
Delaware Ivy VIP Growth
March 31, 2024 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 99.58%♦
Communication Services — 8.49%
Alphabet Class A †	277,988	$ 41,956,729
Alphabet Class C †	43,849	6,676,449
Electronic Arts	101,769	13,501,693
		62,134,871
Consumer Discretionary — 12.53%
Amazon.com †	271,073	48,896,148
Booking Holdings	2,607	9,457,883
Ferrari	30,480	13,287,451
Home Depot	9,450	3,625,020
LVMH Moet Hennessy Louis Vuitton ADR	73,117	13,236,371
NIKE Class B	33,436	3,142,315
		91,645,188
Consumer Staples — 2.31%
Coca-Cola	275,757	16,870,813
		16,870,813
Financials — 10.69%
Intercontinental Exchange	154,939	21,293,267
S&P Global	34,745	14,782,260
Visa Class A	150,936	42,123,219
		78,198,746
Healthcare — 11.52%
Cooper	114,287	11,595,559
Danaher	79,849	19,939,892
Intuitive Surgical †	29,811	11,897,272
UnitedHealth Group	55,522	27,466,734
Veeva Systems Class A †	32,864	7,614,260
Zoetis	33,880	5,732,835
		84,246,552
Industrials — 8.52%
Broadridge Financial Solutions	63,197	12,946,537
Equifax	59,919	16,029,531
JB Hunt Transport Services	35,247	7,022,965
TransUnion	46,705	3,727,059
Verisk Analytics	24,830	5,853,176
Waste Connections	97,200	16,719,372
		62,298,640
Information Technology — 42.22%
Adobe †	10,738	5,418,395
Apple	247,996	42,526,354
Autodesk †	31,096	8,098,021
Intuit	32,573	21,172,450
Microsoft	241,092	101,432,226
Motorola Solutions	69,795	24,775,829
NVIDIA	65,443	59,131,677
	Number of shares	Value (US $)
Common Stocks♦ (continued)
Information Technology (continued)
Salesforce	62,173	$ 18,725,264
Taiwan Semiconductor Manufacturing ADR	40,160	5,463,768
VeriSign †	116,506	22,079,052
		308,823,036
Real Estate — 3.30%
CoStar Group †	249,895	24,139,857
		24,139,857
Total Common Stocks (cost $424,898,030)		728,357,703

Short-Term Investments — 0.62%
Money Market Mutual Funds — 0.62%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.20%)	1,127,655	1,127,655
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.21%)	1,127,654	1,127,654
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.34%)	1,127,655	1,127,655
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.22%)	1,127,654	1,127,654
Total Short-Term Investments (cost $4,510,618)		4,510,618

Total Value of Securities—100.20% (cost $429,408,648)		732,868,321
Liabilities Net of Receivables and Other Assets—(0.20%)		(1,478,452)
Net Assets Applicable to 67,197,653 Shares Outstanding—100.00%		$731,389,869
♦	Narrow industries are utilized for compliance purposes for concentration whereas broad sectors are used for financial reporting.
†	Non-income producing security.
Summary of abbreviations:
ADR – American Depositary Receipt
S&P – Standard & Poor’s Financial Services LLC
NQ- IV094 [0324] 0524 (3566336)    1